Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The Company’s intangible assets include the following on September 30, 2023:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(294,250)	$26,750
Total Intangible Assets	$321,000	$(294,250)	$26,750

The Company’s intangible assets include the following on December 31, 2022:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(214,000)	$107,000
Total Intangible Assets	$321,000	$(214,000)	$107,000

Amortization expense was $26,750 and $26,750 for the three months ended September 30, 2023 and 2022, respectively. Amortization expense was $80,250 and $80,250 for the nine months ended September 30, 2023 and 2022, respectively. None of the Company’s intangible assets serve as collateral against any loans as of September 30, 2023 and December 31, 2022. The Company’s proprietary technology is being amortized over its estimated useful life of three years.

NOTE 6 – INTANGIBLE ASSETS

The Company’s intangible assets include the following on December 31, 2022:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(214,000)	$107,000
Total Intangible Assets	$321,000	$(214,000)	$107,000

The Company’s intangible assets include the following on December 31, 2021:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(107,000)	$214,000
Total Intangible Assets	$321,000	$(107,000)	$214,000

Amortization expense was $107,000 and $107,000 for the years ended December 31, 2022 and 2021, respectively. None of the Company’s intangible assets serve as collateral against any loans as of December 31, 2022 and 2021. The Company’s proprietary technology is being amortized over its estimated useful life of three years.